Other Obligations - Summary of Other Obligations (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2000 CNY (¥)
Classes of other provisions [abstract]
One-off cash housing subsidies	¥ 2,496		¥ 2,496	¥ 4,142
Obligations under finance lease			240
Others	282		298
Sub-total	2,778		3,034
Less: Current portion	(2,604)	$ (374)	(2,844)
Other obligations, noncurrent	¥ 174	$ 25	¥ 190